                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

MORGAN STANLEY UTILITIES FUND
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  December 31, 2004

Date of reporting period: December 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY UTILITIES FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended December 31, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2004

                                                 S&P            LIPPER
                                                 500           UTILITY
CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)    FUNDS INDEX(2)
 20.36%     20.37%     19.47%     20.69%      10.88%            23.90%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. equity market's low double-digit returns for 2004 reflected the mix of uncertainty and optimism many investors felt about a variety of economic, political, and sector-specific issues. The year did end on a decidedly positive note, however, with a fourth-quarter rally sparked by declining energy prices and a pick-up in merger and acquisition activity.

While all sectors in the S&P 500 Index had positive returns for the 12 months under review, some outperformed others during that time. The rising price of crude oil, among other factors, made energy the best-performing sector in the index. Utilities also performed well. Even though interest rates rose during 2004 -- a trend that typically has negative consequences for the utilities industry -- they remained relatively low by historical standards. Balance sheets also continued to strengthen following the disappointing conditions over the 2001-2002 period. As a result, the sector continued to attract investors.

Some segments of the utilities sector performed better than others in 2004. Shares of electricity and natural-gas companies generally provided strong performance for the period. Electric stocks benefited from several trends: low interest rates, dividend growth, share buy-backs and a favorable dividend tax policy.

The announcement late in the period of a significant merger within the electric industry also generated optimism among investors. Shares of natural-gas companies were also quite strong in 2004, thanks largely to the rising price of natural gas. As a result, some of the most rewarding investments in the utilities sector were companies involved in exploring for and producing natural gas. (Natural-gas distributors had more modest gains.) By contrast, telecommunication stocks continued to suffer from competitive pressures, faltering demand and a general lack of pricing flexibility.

PERFORMANCE ANALYSIS

Morgan Stanley Utilities Fund significantly outperformed the S&P 500 Index over the 12 months ended December 31, 2004, assuming no deduction of applicable sales charges. The Fund's positions in electric and natural-gas companies contributed the most to its 2004 outperformance. In fact, we increased the Fund's exposure to electric companies during the year, given the extended low interest rate environment and improving industry fundamentals.

Although the Fund outperformed the S&P 500 Index in 2004, it did underperform the Lipper Utility Funds Index over the year. The tepid performance of the portfolio's telecommunications holdings was largely to blame; shares of the Regional Bells, a number of independent telephone companies and telecommunications-equipment providers were all among the market's weakest performers in 2004.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Exelon Corp.                                 4.1%
TXU Corp.                                    4.0
Entergy Corp.                                3.4
PPL Corp.                                    3.3
SCANA Corp.                                  3.1
Constellation Energy Group                   3.1
Edison International                         3.0
NSTAR                                        2.9
FPL Group, Inc.                              2.9
Cinergy Corp.                                2.8

TOP FIVE INDUSTRIES

Electric Utilities                          67.4%
Telecommunications                          19.5
Energy                                      11.0
Short-Term Investment                        1.7
Asset Backed Security                        0.2

DATA AS OF DECEMBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS: TELECOMMUNICATIONS, COMPUTERS, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES. THE FUND MAY INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE U.S. ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND

SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED DECEMBER 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                  (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                         CLASS B~        S&P 500(1)        LIPPER(2)
                        ----------       ----------       ----------
December 31, 1994       $   10,000       $   10,000       $   10,000
December 31, 1995       $   12,842       $   13,758       $   12,711
December 31, 1996       $   13,483       $   16,915       $   13,897
December 31, 1997       $   16,961       $   22,559       $   17,470
December 31, 1998       $   20,684       $   29,004       $   20,684
December 31, 1999       $   22,772       $   35,107       $   23,690
December 31, 2000       $   24,245       $   31,907       $   25,721
December 31, 2001       $   18,954       $   28,118       $   20,231
December 31, 2002       $   15,105       $   21,907       $   15,638
December 31, 2003       $   17,508       $   28,191       $   19,011
December 31, 2004       $   21,074       $   31,259       $   23,554

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2004

                         CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                        (SINCE 07/28/97)       (SINCE 04/29/88)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                             UTLAX                  UTLBX                  UTLCX                  UTLDX
1 YEAR                             20.36%(3)              20.37%(3)              19.47%(3)              20.69%(3)
                                   14.04(4)               15.37(4)               18.47(4)                  --
5 YEARS                            (1.02)(3)              (1.54)(3)              (1.76)(3)              (0.77)(3)
                                   (2.08)(4)              (1.83)(4)              (1.76)(4)                 --
10 YEARS                              --                   7.74(3)                  --                     --
                                      --                   7.74(4)                  --                     --
SINCE INCEPTION                     5.88(3)                8.18(3)                5.08(3)                6.13(3)
                                    5.12(4)                8.18(4)                5.08(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER UTILITY FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITY FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             BEGINNING          ENDING         EXPENSES PAID
                                                           ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                          ---------------   ---------------   ---------------
                                                                                                07/01/04 -
                                                             07/01/04          12/31/04          12/31/04
                                                          ---------------   ---------------   ---------------
CLASS A
Actual (17.01% return)                                    $      1,000.00   $      1,170.10   $          5.56
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,020.01   $          5.18

CLASS B
Actual (16.97% return)                                    $      1,000.00   $      1,169.70   $          5.45
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,020.11   $          5.08

CLASS C
Actual (16.50% return)                                    $      1,000.00   $      1,165.00   $          9.63
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,016.24   $          8.97

CLASS D
Actual (17.19% return)                                    $      1,000.00   $      1,171.90   $          4.20
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,021.27   $          3.91

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.02%, 1.00%, 1.77% AND 0.77% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY UTILITIES FUND

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

NUMBER OF
 SHARES                                                              VALUE
-------------------------------------------------------------------------------
            COMMON STOCKS (95.8%)
            ELECTRIC UTILITIES (66.3%)
1,100,000   AES Corp. (The)*                                     $   15,037,000
  380,000   Allegheny Energy, Inc.*                                   7,489,800
  500,000   Ameren Corp.                                             25,070,000
  640,000   American Electric Power Co., Inc.                        21,977,600
  604,470   Cinergy Corp.                                            25,164,086
  300,000   Consolidated Edison, Inc.                                13,125,000
  640,000   Constellation Energy Group, Inc.                         27,974,400
  367,000   Dominion Resources, Inc.                                 24,860,580
  215,000   DPL, Inc.*                                                5,398,650
  375,000   DTE Energy Co.                                           16,173,750
  592,724   Duke Energy Corp.                                        15,013,699
  860,000   Edison International                                     27,545,800
  420,000   Energy East Corp.                                        11,205,600
  465,000   Entergy Corp.                                            31,429,350
  830,000   Exelon Corp.                                             36,578,100
  416,000   FirstEnergy Corp.                                        16,436,160
  350,000   FPL Group, Inc.                                          26,162,500
  270,000   Great Plains Energy Inc.                                  8,175,600
  125,000   NRG Energy Inc.*                                          4,506,250
  485,000   NSTAR                                                    26,325,800
  560,000   PG&E Corp.*                                              18,636,800
  483,000   Pinnacle West Capital Corp.                              21,450,030
  300,000   PNM Resources Inc.                                        7,587,000
  565,000   PPL Corp.                                                30,103,200
  290,000   Progress Energy, Inc.                                    13,119,600
  365,000   Public Service Enterprise Group, Inc.                    18,896,050
  715,000   SCANA Corp.                                              28,171,000
  559,511   Sempra Energy                                            20,522,863
  560,000   Southern Co. (The)                                       18,771,200
  570,000   TXU Corp.                                                36,799,200
  375,000   Xcel Energy, Inc.                                         6,825,000
                                                                 --------------
                                                                    606,531,668
                                                                 --------------
            ENERGY (11.0%)
  620,000   AGL Resources, Inc.                                      20,608,799
  281,200   KeySpan Corp.                                            11,093,340
  130,000   Kinder Morgan, Inc.                                       9,506,900
  399,700   New Jersey Resources Corp.                               17,322,998
  150,000   Peabody Energy Corp.                                     12,136,500

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                             VALUE
-------------------------------------------------------------------------------
  380,000   Questar Corp.                                        $   19,364,800
  680,000   Williams Companies, Inc. (The)                           11,077,200
                                                                 --------------
                                                                    101,110,537
                                                                 --------------
            TELECOMMUNICATIONS (18.5%)
  374,900   ALLTEL Corp.                                             22,029,124
  681,000   BellSouth Corp.                                          18,924,990
  291,250   CenturyTel, Inc.                                         10,330,638
  200,000   Citizens Communications Co.                               2,758,000
  775,000   Crown Castle International Corp.*                        12,896,000
  300,000   MCI Inc.                                                  6,048,000
  429,000   Nextel Communications, Inc. (Class A)*                   12,870,000
  739,972   SBC Communications, Inc.                                 19,069,078
  575,000   Sprint Corp. (FON Group)                                 14,288,750
  168,179   Telefonica de Espana S.A. (ADR) (Spain)*                  9,502,114
  170,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)        6,514,400
  555,160   Verizon Communications Inc.                              22,489,532
  415,000   Vodafone Group PLC (ADR) (United Kingdom)                11,362,700
                                                                 --------------
                                                                    169,083,326
                                                                 --------------
            TOTAL COMMON STOCKS
             (COST $465,929,366)                                    876,725,531
                                                                 --------------

PRINCIPAL
AMOUNT IN                                                         COUPON    MATURITY
THOUSANDS                                                          RATE       DATE
---------                                                        --------   --------
            CORPORATE BONDS (2.1%)
            ELECTRIC UTILITIES (1.1%)
$     485   Appalachian Power Co. (Series G)                         3.60%  05/15/08           479,584
      670   Carolina Power & Light Co.                              5.125   09/15/13           686,623
      585   Cleco Power LLC                                         5.375   05/01/13           582,241
      780   Commonwealth Edison Co. (Series 98)                      6.15   03/15/12           858,694
       75   Consolidated Natural Gas Co.                             5.00   12/01/14            75,217
      425   Duke Energy Corp.                                        4.50   04/01/10           430,516
      425   Duquesne Light Co. (Series O)                            6.70   04/15/12           475,674
      145   Entergy Gulf States, Inc.                                2.80   12/01/09           144,983
      115   Entergy Gulf States, Inc.                                3.60   06/01/08           113,227
      465   Exelon Corp.                                             6.75   05/01/11           520,837
      300   FirstEnergy Corp. (Series B)                             6.45   11/15/11           326,396
      200   Indianapolis Power & Light Co. - 144A**                  6.30   07/01/13           215,057

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON    MATURITY
THOUSANDS                                                          RATE        DATE        VALUE
-------------------------------------------------------------------------------------------------------
$     785   Jersey Central Power & Light Co.
             (Series MTN)                                            6.45%  05/15/06   $       814,456
      245   Pacific Gas & Electric Co.                               6.05   03/01/34           255,348
      150   Panhandle Eastern Pipe Line Co.                          4.80   08/15/08           153,323
      110   Panhandle Eastern Pipe Line Co. (Series B)               2.75   03/15/07           107,766
      775   Pinnacle West Capital Corp.                              6.40   04/01/06           797,851
      650   Public Service Co. of New Mexico
             (Series B)                                              7.50   08/01/18           759,818
      700   Public Service Electric & Gas Co.
             (Series MTNB)                                           5.00   01/01/13           715,627
       80   Southern California Edison Co.                           5.00   01/15/14            81,442
      780   Texas-New Mexico Power Co.                               6.25   01/15/09           824,295
      350   TXU Energy Co.                                           7.00   03/15/13           391,516
                                                                                       ---------------
                                                                                             9,810,491
                                                                                       ---------------
            TELECOMMUNICATIONS (1.0%)
      260   AT&T Corp.                                               9.05   11/15/11           300,625
      725   AT&T Wireless Services, Inc.                            7.875   03/01/11           855,564
      390   AT&T Wireless Services, Inc.                             8.75   03/01/31           527,447
      360   British Telecommunications PLC
             (United Kingdom)                                       8.375   12/15/10           432,829
    1,025   Deutsche Telekom International Finance
             Corp. NV (Netherlands)                                  8.75   06/15/30         1,357,511
      735   France Telecom S.A. (France)                             9.25   03/01/31           999,306
    1,410   GTE Corp.                                                6.94   04/15/28         1,575,122
      255   SBC Communications, Inc.                                 6.45   06/15/34           274,132
      420   Sprint Capital Corp.                                    8.375   03/15/12           512,336
      400   Sprint Capital Corp.                                     8.75   03/15/32           534,564
      770   Telecom Italia Capital SpA (Luxembourg)                  4.00   11/15/08           767,735
      935   Verizon Global Funding Corp.                            6.875   06/15/12         1,068,914
                                                                                       ---------------
                                                                                             9,206,085
                                                                                       ---------------
            TOTAL CORPORATE BONDS
             (COST $17,716,074)                                                             19,016,576
                                                                                       ---------------
            ASSET-BACKED SECURITY (0.2%)
            FINANCE/RENTAL/LEASING
    1,500   PSE&G Transition Funding LLC
             (Series 2001 - 1 Class A6)
             (COST $1,612,031)                                      6.610   06/15/15         1,707,940
                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF                                                       EXPIRATION
WARRANTS                                                           DATE       VALUE
---------------------------------------------------------------------------------------
            WARRANT (0.0%)
            TELECOMMUNICATIONS
    8,148   Lucent Technologies Inc.*
             (COST $0)                                           12/10/07   $    12,874
                                                                            -----------

PRINCIPAL
AMOUNT IN                                                         COUPON    MATURITY
THOUSANDS                                                          RATE       DATE
---------                                                        --------   --------
            SHORT-TERM INVESTMENT (1.7%)
            REPURCHASE AGREEMENT
$  15,900   Joint repurchase agreement account
             (dated 12/31/04; proceeds $15,902,945) (a)
             (COST $15,900,000)                                     2.223%  01/03/05        15,900,000
                                                                                       ---------------
            TOTAL INVESTMENTS
             (COST $501,157,471) (b)                                            99.8%      913,362,921
            OTHER ASSETS IN EXCESS OF LIABILITIES                                0.2         2,161,573
                                                                               -----   ---------------
            NET ASSETS                                                         100.0%  $   915,524,494
                                                                               =====   ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     *    NON-INCOME PRODUCING SECURITY.
     **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $507,166,959. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $406,212,337 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $16,375, RESULTING IN NET UNREALIZED APPRECIATION OF $406,195,962.

SUMMARY OF INVESTMENTS

                                                                     PERCENT OF
INDUSTRY                                        VALUE                NET ASSETS
---------------------------------------------------------------------------------
Electric Utilities                         $   616,342,159               67.4%
Telecommunications                             178,302,285               19.5
Energy                                         101,110,537               11.0
Repurchase Agreement                            15,900,000                1.7
Finance/Rental/Leasing                           1,707,940                0.2
                                           ---------------               ----
                                           $   913,362,921               99.8%
                                           ===============               ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY UTILITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (cost $501,157,471)                  $    913,362,921
Cash                                                                               24,840
Receivable for:
  Dividends                                                                     2,076,585
  Investments sold                                                              1,829,751
  Interest                                                                        273,014
  Shares of beneficial interest sold                                               56,492
  Foreign withholding taxes reclaimed                                              46,768
Receivable from affiliate                                                         598,438
Prepaid expenses and other assets                                                  30,910
                                                                         ----------------
    TOTAL ASSETS                                                              918,299,719
                                                                         ----------------
LIABILITIES:
Payable for:
  Investments purchased                                                           894,365
  Distribution fee                                                                760,080
  Shares of beneficial interest redeemed                                          487,311
  Investment advisory fee                                                         404,675
  Administration fee                                                               61,672
Accrued expenses and other payables                                               167,122
                                                                         ----------------
    TOTAL LIABILITIES                                                           2,775,225
                                                                         ----------------
    NET ASSETS                                                           $    915,524,494
                                                                         ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $    570,711,236
Net unrealized appreciation                                                   412,205,450
Accumulated undistributed net investment income                                 5,105,860
Accumulated net realized loss                                                 (72,498,052)
                                                                         ----------------
    NET ASSETS                                                           $    915,524,494
                                                                         ================
CLASS A SHARES:
Net Assets                                                               $     12,227,594
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         918,149
    NET ASSET VALUE PER SHARE                                            $          13.32
                                                                         ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $          14.06
                                                                         ================
CLASS B SHARES:
Net Assets                                                               $    890,695,909
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      66,555,433
    NET ASSET VALUE PER SHARE                                            $          13.38
                                                                         ================
CLASS C SHARES:
Net Assets                                                               $      8,851,219
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         662,027
    NET ASSET VALUE PER SHARE                                            $          13.37
                                                                         ================
CLASS D SHARES:
Net Assets                                                               $      3,749,772
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         282,003
    NET ASSET VALUE PER SHARE                                            $          13.30
                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:

INCOME
Dividends (net of $9,512 foreign withholding tax)                        $     29,362,103
Interest                                                                        1,939,611
                                                                         ----------------
    TOTAL INCOME                                                               31,301,714
                                                                         ----------------
EXPENSES
Investment advisory fee                                                         5,349,024
Distribution fee (Class A shares)                                                  32,749
Distribution fee (Class B shares)                                               4,106,880
Distribution fee (Class C shares)                                                  84,613
Transfer agent fees and expenses                                                1,166,947
Administration fee                                                                121,591
Shareholder reports and notices                                                   101,376
Professional fees                                                                  83,106
Registration fees                                                                  63,274
Custodian fees                                                                     44,924
Trustees' fees and expenses                                                        19,574
Other                                                                              40,422
                                                                         ----------------
    TOTAL EXPENSES                                                             11,214,480
Less: distribution fee rebate (Class B shares)                                 (2,687,110)
                                                                         ----------------
    NET EXPENSES                                                                8,527,370
                                                                         ----------------
    NET INVESTMENT INCOME                                                      22,774,344
                                                                         ----------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                              52,817,740
Net change in unrealized appreciation                                          90,487,889
                                                                         ----------------
    NET GAIN                                                                  143,305,629
                                                                         ----------------
NET INCREASE                                                             $    166,079,973
                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR         FOR THE YEAR
                                                                                         ENDED                ENDED
                                                                                   DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $      22,774,344    $      25,046,560
Net realized gain                                                                         52,817,740           47,962,943
Net change in unrealized appreciation                                                     90,487,889           65,806,817
                                                                                   -----------------    -----------------

    NET INCREASE                                                                         166,079,973          138,816,320
                                                                                   -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                              (322,389)            (400,244)
Class B shares                                                                           (21,927,360)         (22,952,455)
Class C shares                                                                              (140,572)            (172,497)
Class D shares                                                                              (102,943)            (100,371)
                                                                                   -----------------    -----------------

    TOTAL DIVIDENDS                                                                      (22,493,264)         (23,625,567)
                                                                                   -----------------    -----------------

Net decrease from transactions in shares of beneficial interest                         (184,271,171)        (195,942,913)
                                                                                   -----------------    -----------------

    NET DECREASE                                                                         (40,684,462)         (80,752,160)

NET ASSETS:
Beginning of period                                                                      956,208,956        1,036,961,116
                                                                                   -----------------    -----------------

END OF PERIOD
(Including accumulated undistributed net investment income of $5,105,860
and $4,654,156, respectively)                                                      $     915,524,494    $     956,208,956
                                                                                   =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement; the Fund pays the Investment Adviser a advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of daily net assets not exceeding $500 million; 0.47% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of daily net assets exceeding $5 billion.

Effective November 1, 2004, pursuant to an Investment Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2004.

For the period January 1, 2004 through April 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $2,687,110. For the year ended December 31, 2004, the net distribution fee was accrued for Class B shares at the annual rate of 0.17%. At December 31, 2004, included in the Statement of Assets and Liabilities, is a receivable from affiliate of $598,438 which represents payments by the Distributor.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $183, $384,130 and $809, respectively and received $19,569 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales portfolio securities, excluding short-term investments, for the year ended December 31, 2004 aggregated $173,469,843 and $349,517,792, respectively.

Included in the aforementioned are purchases and sales of U.S. Government securities of $92,466 and $86,523, respectively.

For the year ended December 31, 2004, the Fund incurred brokerage commissions of $227,376 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At December 31, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, owned 15,797 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $23,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,243. At December 31, 2004, the Fund had an accrued pension liability of $62,932 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                            FOR THE YEAR                            FOR THE YEAR
                                                               ENDED                                    ENDED
                                                          DECEMBER 31, 2004                       DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              AMOUNT              SHARES              AMOUNT
                                                ----------------    ----------------    ----------------    ----------------
CLASS A SHARES
Sold                                                     219,528    $      2,654,225             221,558    $      2,336,833
Reinvestment of dividends                                 13,917             167,288              18,709             195,497
Redeemed                                                (585,430)         (7,018,263)           (411,754)         (4,257,126)
                                                ----------------    ----------------    ----------------    ----------------
Net decrease -- Class A                                 (351,985)         (4,196,750)           (171,487)         (1,724,796)
                                                ----------------    ----------------    ----------------    ----------------
CLASS B SHARES
Sold                                                   1,542,793          18,495,050           2,771,297          29,124,528
Reinvestment of dividends                              1,419,290          17,062,789           1,706,422          17,969,193
Redeemed                                             (17,997,887)       (214,298,116)        (23,214,865)       (240,715,821)
                                                ----------------    ----------------    ----------------    ----------------
Net decrease -- Class B                              (15,035,804)       (178,740,277)        (18,737,146)       (193,622,100)
                                                ----------------    ----------------    ----------------    ----------------
CLASS C SHARES
Sold                                                      75,811             907,444             186,163           1,971,678
Reinvestment of dividends                                  9,782             117,561              13,729             144,033
Redeemed                                                (205,327)         (2,431,030)           (202,547)         (2,087,041)
                                                ----------------    ----------------    ----------------    ----------------
Net increase (decrease) -- Class C                      (119,734)         (1,406,025)             (2,655)             28,670
                                                ----------------    ----------------    ----------------    ----------------
CLASS D SHARES
Sold                                                     264,615           3,194,723             182,808           1,852,969
Reinvestment of dividends                                  6,702              80,297               9,018              93,957
Redeemed                                                (265,178)         (3,203,139)           (253,316)         (2,571,613)
                                                ----------------    ----------------    ----------------    ----------------
Net increase (decrease) -- Class D                         6,139              71,881             (61,490)           (624,687)
                                                ----------------    ----------------    ----------------    ----------------
Net decrease in Fund                                 (15,501,384)   $   (184,271,171)        (18,972,778)   $   (195,942,913)
                                                ================    ================    ================    ================

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                          FOR THE YEAR         FOR THE YEAR
                                              ENDED                ENDED
                                        DECEMBER 31, 2004    DECEMBER 31, 2003
                                        -----------------    -----------------
Ordinary income                         $      22,493,264    $      23,625,567
                                        =================    =================

As of December 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income           $      5,218,991
Undistributed long-term gains                         --
                                        ----------------
Net accumulated earnings                       5,218,991
Capital loss carryforward*                   (66,538,259)
Temporary differences                            (63,436)
Net unrealized appreciation                  406,195,962
                                        ----------------
Total accumulated earnings              $    344,813,258
                                        ================

* During the year ended December 31, 2004, the Fund utilized $49,506,562 of its net capital loss carryforward. As of December 31, 2004, the Fund had a net capital loss carryforward of $66,538,259 which will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amoritzation of premiums on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $170,624.

7. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY UTILITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                        2004          2003          2002          2001          2000
                                                     ----------    ----------    ----------    ----------    ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.34    $    10.03    $    13.07    $    19.16    $    19.65
                                                     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:

  Net investment income++                                  0.29          0.31          0.33          0.38          0.41
  Net realized and unrealized gain (loss)                  1.98          1.30         (2.88)        (4.44)         0.99
                                                     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
 operations                                                2.27          1.61         (2.55)        (4.06)         1.40
                                                     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                   (0.29)        (0.30)        (0.35)        (0.38)        (0.42)
  Net realized gain                                           -             -         (0.14)        (1.65)        (1.47)
                                                     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                         (0.29)        (0.30)        (0.49)        (2.03)        (1.89)
                                                     ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                       $    13.32    $    11.34    $    10.03    $    13.07    $    19.16
                                                     ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                             20.36%        16.37%       (19.74)%      (21.23)%        7.30%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.02%         1.02%         0.98%         0.90%         0.87%
Net investment income                                      2.44%         2.99%         2.98%         2.32%         2.06%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $   12,228    $   14,403    $   14,463    $   19,314    $   16,929
Portfolio turnover rate                                      20%           43%           51%           49%           12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                     ----------      ----------      ----------      ----------      ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.40      $    10.08      $    13.12      $    19.21      $    19.70
                                                     ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:

  Net investment income+                                   0.30            0.27            0.25            0.26            0.26
  Net realized and unrealized gain (loss)                  1.99            1.31           (2.89)          (4.45)           0.99
                                                     ----------      ----------      ----------      ----------      ----------
Total income (loss) from investment
 operations                                                2.29            1.58           (2.64)          (4.19)           1.25
                                                     ----------      ----------      ----------      ----------      ----------
Less dividends and distributions from:
  Net investment income                                   (0.31)          (0.26)          (0.26)          (0.25)          (0.27)
  Net realized gain                                           -               -           (0.14)          (1.65)          (1.47)
                                                     ----------      ----------      ----------      ----------      ----------
Total dividends and distributions                         (0.31)          (0.26)          (0.40)          (1.90)          (1.74)
                                                     ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                       $    13.38      $    11.40      $    10.08      $    13.12      $    19.21
                                                     ==========      ==========      ==========      ==========      ==========

TOTAL RETURN+                                             20.37%          15.91%         (20.30)%        (21.82)%          6.47%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.94%(2)        1.43%(2)        1.73%           1.66%           1.63%
Net investment income                                      2.52%(2)        2.58%(2)        2.23%           1.56%           1.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $      891      $      930      $    1,011      $    1,719      $    2,629
Portfolio turnover rate                                      20%             43%             51%             49%             12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEE TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            EXPENSE     NET INVESTMENT
                  PERIOD ENDED               RATIO       INCOME RATIO
                ----------------          -----------   --------------
                DECEMBER 31, 2004            1.24%           2.22%
                DECEMBER 31, 2003            1.78%           2.23%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                        2004          2003          2002          2001          2000
                                                     ----------    ----------    ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.38    $    10.07    $    13.11    $    19.19    $    19.69
                                                     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:

  Net investment income+                                   0.20          0.23          0.26          0.26          0.26
  Net realized and unrealized gain (loss)                  1.99          1.30         (2.90)        (4.44)         0.98
                                                     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations             2.19          1.53         (2.64)        (4.18)         1.24
                                                     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                   (0.20)        (0.22)        (0.26)        (0.25)        (0.27)
  Net realized gain                                           -             -         (0.14)        (1.65)        (1.47)
                                                     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                         (0.20)        (0.22)        (0.40)        (1.90)        (1.74)
                                                     ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                       $    13.37    $    11.38    $    10.07    $    13.11    $    19.19
                                                     ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                             19.47%        15.44%       (20.32)%      (21.80)%        6.47%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   1.77%         1.78%         1.69%         1.66%         1.63%
Net investment income                                      1.69%         2.23%         2.27%         1.56%         1.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    8,851    $    8,899    $    7,900    $   11,904    $   18,445
Portfolio turnover rate                                      20%           43%           51%           49%           12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                        2004          2003          2002          2001          2000
                                                     ----------    ----------    ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $    11.32    $    10.02    $    13.05    $    19.14    $    19.63
                                                     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:

  Net investment income+                                   0.32          0.34          0.36          0.45          0.46
  Net realized and unrealized gain (loss)                  1.98          1.29         (2.88)        (4.47)         0.99
                                                     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations             2.30          1.63         (2.52)        (4.02)         1.45
                                                     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                   (0.32)        (0.33)        (0.37)        (0.42)        (0.47)
  Net realized gain                                           -             -         (0.14)        (1.65)        (1.47)
                                                     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                         (0.32)        (0.33)        (0.51)        (2.07)        (1.94)
                                                     ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                       $    13.30    $    11.32    $    10.02    $    13.05    $    19.14
                                                     ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                             20.69%        16.57%       (19.49)%      (21.04)%        7.57%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                   0.77%         0.78%         0.73%         0.66%         0.63%
Net investment income                                      2.69%         3.23%         3.23%         2.56%         2.30%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    3,750    $    3,123    $    3,380    $    3,783    $   30,414
Portfolio turnover rate                                      20%           43%           51%           49%           12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY UTILITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY UTILITIES FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Utilities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Utilities Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 16, 2005

MORGAN STANLEY UTILITIES FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                               TERM OF                                          IN FUND
                                POSITION(S)   OFFICE AND                                        COMPLEX
  NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN       OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE         REGISTRANT   TIME SERVED*           PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
-----------------------------   -----------  ------------   ------------------------------   -------------  ------------------------
Michael Bozic (63)              Trustee      Since          Private Investor; Director or    208            None.
c/o Kramer Levin Naftalis                    April 1994     Trustee of the Retail Funds
& Frankel LLP                                               (since April 1994) and the
Counsel to the Independent                                  Institutional Funds (since
Trustees                                                    July 2003); formerly Vice
919 Third Avenue                                            Chairman of Kmart Corporation
New York, NY 10022-3902                                     (December 1998-October 2000),
                                                            Chairman and Chief Executive
                                                            Officer of Levitz Furniture
                                                            Corporation (November 1995-
                                                            November 1998) and President
                                                            and Chief Executive Officer of
                                                            Hills Department Stores (May
                                                            1991-July 1995); formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer
                                                            (1987-1991) of the Sears
                                                            Merchandise Group of Sears,
                                                            Roebuck & Co.

Edwin J. Garn (72)              Trustee      Since          Consultant; Managing Director    208            Director of Franklin
1031 N. Chartwell Court                      January 1993   of Summit Ventures LLC;                         Covey (time management
Salt Lake City, UT 84103                                    Director or Trustee of the                      systems), BMW Bank of
                                                            Retail Funds (since January                     North America, Inc.
                                                            1993) and the Institutional                     (industrial loan
                                                            Funds (since July 2003);                        corporation), United
                                                            member of the Utah Regional                     Space Alliance (joint
                                                            Advisory Board of Pacific                       venture between Lockheed
                                                            Corp.; formerly Managing                        Martin and the Boeing
                                                            Director of Summit Ventures                     Company) and Nuskin Asia
                                                            LLC (2000-2004); United States                  Pacific (multilevel
                                                            Senator (R-Utah) (1974-1992)                    marketing); member of
                                                            and Chairman, Senate Banking                    the board of various
                                                            Committee (1980-1986), Mayor                    civic and charitable
                                                            of Salt Lake City, Utah                         organizations.
                                                            (1971-1974), Astronaut, Space
                                                            Shuttle Discovery (April
                                                            12-19, 1985), and Vice
                                                            Chairman, Huntsman Corporation
                                                            (chemical company).

Wayne E. Hedien (70)            Trustee      Since          Retired; Director or Trustee     208            Director of The PMI
c/o Kramer Levin Naftalis                    September      of the Retail Funds (since                      Group Inc. (private
& Frankel LLP                                1997           September 1997) and the                         mortgage insurance);
Counsel to the Independent                                  Institutional Funds (since                      Trustee and Vice
Trustees                                                    July 2003); formerly                            Chairman of The Field
919 Third Avenue                                            associated with the Allstate                    Museum of Natural
New York, NY 10022-3902                                     Companies (1966-1994), most                     History; director of
                                                            recently as Chairman of The                     various other business
                                                            Allstate Corporation (March                     and charitable
                                                            1993-December 1994) and                         organizations.
                                                            Chairman and Chief Executive
                                                            Officer of its whollyowned
                                                            subsidiary, Allstate Insurance
                                                            Company (July 1989-December
                                                            1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                               TERM OF                                          IN FUND
                                POSITION(S)   OFFICE AND                                        COMPLEX
  NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN       OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE         REGISTRANT   TIME SERVED*           PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
-----------------------------   -----------  ------------   ------------------------------   -------------  ------------------------
Dr. Manuel H. Johnson (55)      Trustee      Since          Senior Partner, Johnson Smick    208            Director of NVR, Inc.
c/o Johnson Smick                            July 1991      International, Inc., a                          (home construction);
International, Inc.                                         consulting firm; Chairman of                    Director of KFX Energy;
2099 Pennsylvania Avenue,                                   the Audit Committee and                         Director of RBS
N.W.                                                        Director or Trustee of the                      Greenwich Capital
Suite 950                                                   Retail Funds (since July 1991)                  Holdings (financial
Washington, D.C. 20006                                      and the Institutional Funds                     holding company).
                                                            (since July 2003); Co-Chairman
                                                            and a founder of the Group of
                                                            Seven Council (G7C), an
                                                            international economic
                                                            commission; formerly Vice
                                                            Chairman of the Board of
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S.
                                                            Treasury.

Joseph J. Kearns (62)           Trustee      Since          President, Kearns & Associates   209            Director of Electro Rent
c/o Kearns & Associates                      July 2003      LLC (investment consulting);                    Corporation (equipment
LLC                                                         Deputy Chairman of the Audit                    leasing), The Ford
PMB754                                                      Committee and Director or                       Family Foundation, and
23852 Pacific Coast                                         Trustee of the Retail Funds                     the UCLA Foundation.
Highway                                                     (since July 2003) and the
Malibu, CA 90265                                            Institutional Funds (since
                                                            August 1994); previously
                                                            Chairman of the Audit
                                                            Committee of the Institutional
                                                            Funds (October 2001-July
                                                            2003); formerly CFO of the J.
                                                            Paul Getty Trust.

Michael E. Nugent (68)          Trustee      Since          General Partner of Triumph       208            Director of various
c/o Triumph Capital, L.P.                    July 1991      Capital, L.P., a private                        business organizations.
445 Park Avenue                                             investment partnership;
New York, NY 10022                                          Chairman of the Insurance
                                                            Committee and Director or
                                                            Trustee of the Retail Funds
                                                            (since July 1991) and the
                                                            Institutional Funds (since
                                                            July 2001); formerly Vice
                                                            President, Bankers Trust
                                                            Company and BT Capital
                                                            Corporation (1984-1988).

Fergus Reid (72)                Trustee      Since          Chairman of Lumelite Plastics    209            Trustee and Director of
c/o Lumelite Plastics                        July 2003      Corporation; Chairman of the                    certain investment
Corporation                                                 Governance Committee and                        companies in the
85 Charles Colman Blvd.                                     Director or Trustee of the                      JPMorgan Funds complex
Pawling, NY 12564                                           Retail Funds (since July 2003)                  managed by J.P. Morgan
                                                            and the Institutional Funds                     Investment Management
                                                            (since June 1992).                              Inc.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                               TERM OF                                          IN FUND
                                POSITION(S)   OFFICE AND                                        COMPLEX
  NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     OVERSEEN       OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE         REGISTRANT   TIME SERVED*           PAST 5 YEARS**           BY TRUSTEE***      HELD BY TRUSTEE
-----------------------------   -----------  ------------   ------------------------------   -------------  ------------------------
Charles A. Fiumefreddo          Chairman of  Since          Chairman and Director or         208            None.
(71)                            the Board    July 1991      Trustee of the Retail Funds
c/o Morgan Stanley Trust        and Trustee                 (since July 1991) and the
Harborside Financial                                        Institutional Funds (since
Center,                                                     July 2003); formerly Chief
Plaza Two,                                                  Executive Officer of the
Jersey City, NJ 07311                                       Retail Funds (until September
                                                            2002).

James F. Higgins (56)           Trustee      Since          Director or Trustee of the       208            Director of AXA
c/o Morgan Stanley Trust                     June 2000      Retail Funds (since June 2000)                  Financial, Inc. and The
Harborside Financial                                        and the Institutional Funds                     Equitable Life Assurance
Center,                                                     (since July 2003); Senior                       Society of the United
Plaza Two,                                                  Advisor of Morgan Stanley                       States (financial
Jersey City, NJ 07311                                       (since August 2000); Director                   services).
                                                            of the Distributor and Dean
                                                            Witter Realty Inc.; previously
                                                            President and Chief Operating
                                                            Officer of the Private Client
                                                            Group of Morgan Stanley (May
                                                            1999-August 2000), and
                                                            President and Chief Operating
                                                            Officer of Individual
                                                            Securities of Morgan Stanley
                                                            (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                   TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------- ---------------- ------------------   ----------------------------------------------------
Mitchell M. Merin (51)       President        Since May 1999       President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc.; President,
New York, NY 10020                                                 Director and Chief Executive Officer of the
                                                                   Investment Adviser and the Administrator; Chairman
                                                                   and Director of the Distributor; Chairman and
                                                                   Director of the Transfer Agent; Director of various
                                                                   Morgan Stanley subsidiaries; President of the
                                                                   Institutional Funds (since July 2003) and President
                                                                   of the Retail Funds; Trustee (since July 2003) and
                                                                   President (since December 2002) of the Van Kampen
                                                                   Closed-End Funds; Trustee and President (since
                                                                   October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)       Executive Vice   Since                Principal Executive Officer of Funds in the Fund
1221 Avenue of the Americas  President and    April 2003           Complex (since May 2003); Managing Director of
New York, NY 10020           Principal                             Morgan Stanley & Co. Incorporated, Morgan Stanley
                             Executive                             Investment Management Inc. and Morgan Stanley;
                             Officer                               Managing Director, Chief Administrative Officer and
                                                                   Director of the Investment Adviser and the
                                                                   Administrator; Director of the Transfer Agent;
                                                                   Managing Director and Director of the Distributor;
                                                                   Executive Vice President and Principal Executive
                                                                   Officer of the Institutional Funds (since July 2003)
                                                                   and the Retail Funds (since April 2003); Director of
                                                                   Morgan Stanley SICAV (since May 2004); previously
                                                                   President and Director of the Retail Funds (March
                                                                   2001-July 2003) and Chief Global Operations Officer
                                                                   and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

Joseph J. McAlinden (61)     Vice President   Since July 1995      Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                        the Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Director of the Transfer Agent,
                                                                   Chief Investment York, NY 10020 Officer of the Van
                                                                   Kampen Funds; Vice President of the Institutional
                                                                   Funds (since July 2003) and the Retail Funds (since
                                                                   July 1995).

Barry Fink (49)              Vice President   Since                General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                   February 1997        Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                 Investment Management; Managing Director (since
                                                                   December 2000), Secretary (since February 1997) and
                                                                   Director of the Investment Adviser and the
                                                                   Administrator; Vice President of the Retail Funds;
                                                                   Assistant Secretary of Morgan Stanley DW; Vice
                                                                   President of the Institutional Funds (since July
                                                                   2003); Managing Director, Secretary and Director of
                                                                   the Distributor; previously Secretary (February
                                                                   1997-July 2003) and General Counsel (February
                                                                   1997-April 2004) of the Retail Funds; Vice President
                                                                   and Assistant General Counsel of the Investment
                                                                   Adviser and the Administrator (February
                                                                   1997-December 2001).

Amy R. Doberman (42)         Vice President   Since July 2004      Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                        Investment Management; Managing Director of Morgan
New York, NY 10020                                                 Stanley Investment Management Inc. and the
                                                                   Investment Adviser, Vice President of the
                                                                   Institutional and Retail Funds (since July 2004);
                                                                   Vice President of the Van Kampen Funds (since August
                                                                   2004); previously, Managing Director and General
                                                                   Counsel - Americas, UBS Global Asset Management
                                                                   (July 2000 - July 2004) and General Counsel, Aeltus
                                                                   Investment Management, Inc. (January 1997 - July
                                                                   2000).

Carsten Otto (41)            Chief            Since October        Executive Director and U.S. Director of Compliance
1221 Avenue of the Americas  Compliance       2004                 for Morgan Stanley Investment Management (since
New York, NY 10020           Officer                               October 2004); Executive Director of the Investment
                                                                   Adviser and Morgan Stanley Investment Management
                                                                   Inc.; formerly Assistant Secretary and Assistant
                                                                   General Counsel of the Morgan Stanley Retail Funds.

                                                   TERM OF
                                POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------- ---------------- ------------------   ----------------------------------------------------
Stefanie V. Chang (38)       Vice President   Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                 Inc., and the Investment Adviser; Vice President of
                                                                   the Institutional Funds and the Retail Funds (since
                                                                   July 2003); formerly practiced law with the New York
                                                                   law firm of Rogers & Wells (now Clifford Chance US
                                                                   LLP).

Francis J. Smith (39)        Treasurer and    Treasurer since      Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust     Chief Financial  July 2003 and        Morgan Stanley Services (since December 2001);
Harborside Financial Center, Officer          Chief Financial      previously, Vice President of the Retail Funds
Plaza Two,                                    Officer since        (September 2002-July 2003), and Vice President of
Jersey City, NJ 07311                         September 2002       the Investment Adviser and the Administrator (August
                                                                   2000-November 2001) and Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August
                                                                   2000).

Thomas F. Caloia (58)        Vice President   Since July 2003      Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                           Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                       Distributor and the Administrator; previously
Plaza Two,                                                         Treasurer of the Retail Funds (April 1989-July
Jersey City, NJ 07311                                              2003); formerly First Vice President of the
                                                                   Investment Adviser, the Distributor and the
                                                                   Administrator.

Mary E. Mullin (37)          Secretary        Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                        Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                 Inc. and the Investment Adviser; Secretary of the
                                                                   Institutional Funds and the Retail Funds (since July
                                                                   2003); formerly practiced law with the New York law
                                                                   firms of McDermott, Will & Emery and Skadden, Arps,
                                                                   Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended December 31, 2004, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended December 31, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38545RPT-RA05-00111P-Y12/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                  UTILITIES FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004

                                        REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                 $   35,686                  N/A

             NON-AUDIT FEES
                 AUDIT-RELATED FEES     $      452(2)  $      3,746,495(2)
                 TAX FEES               $    5,394(3)  $         79,800(4)
                 ALL OTHER FEES         $        -     $              -
             TOTAL NON-AUDIT FEES       $    5,846     $      3,826,295

             TOTAL                      $   41,532     $      3,826,295

           2003

                                        REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES                 $   34,290                  N/A

             NON-AUDIT FEES
                 AUDIT-RELATED FEES     $      684(2)  $      2,847,161(2)
                 TAX FEES               $    4,664(3)  $        736,810(4)
                 ALL OTHER FEES         $        -     $              -(5)
             TOTAL NON-AUDIT FEES       $    5,348     $      3,583,971

             TOTAL                      $   39,638     $      3,583,971

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005